Long-Term Debt and Interest Rate Swap Arrangements (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2009 item	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2012	Sep. 02, 2010	Dec. 31, 2012 Pay fixed and receive variable 3 month LIBOR	Dec. 31, 2012 Pay variable 3 month LIBOR and receive fixed	Mar. 31, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2012 7.125% Senior Secured Notes due 2017	Dec. 31, 2011 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Mar. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes due 2020	Dec. 31, 2012 7.375% Senior Secured Notes due 2020	Dec. 31, 2011 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Mar. 31, 2013 5.125% Senior Secured Notes due 2022	Dec. 31, 2012 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,596,000,000			$ 2,490,000,000		$ 3,477,000,000				$ 376,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 760,000,000	$ 988,000,000	$ 986,000,000	$ 1,000,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000	$ 500,000,000
Debt instrument interest rate stated percentage										7.125%			7.125%	7.50%			7.50%	7.375%			7.375%	5.125%		5.125%
Debt issuance price percentage																	98.278%
Line of credit facility maximum borrowing capacity	2,000,000,000						2,000,000,000
Line of credit facility standby letter of credit	250,000,000						250,000,000
Debt instrument lower range of basis spread on variable rate	0.25%						0.50%
Debt instrument higher range of basis spread on variable rate	2.00%						3.00%
Line of credit facility remaining borrowing capacity	1,700,000,000					1,100,000,000
Five year maturities
2013						0
2014						0
2015						903,000,000
2016						0
2017						500,000,000
Number of interest rate swap arrangements entered into by the entity			7	7
Notional amount of interest rate swap arrangements			1,800,000,000	1,400,000,000
Fixed interest rate, minimum (as a percent)								2.98%	0.57%
Fixed interest rate, maximum (as a percent)								3.67%	0.95%
Variable rate basis								3 month LIBOR	3 month LIBOR
Variable interest rate (as a percent)								0.31%	0.31%
Interest rate derivatives at fair value net				59,000,000		12,000,000
Interest rate derivative liabilities at fair value				61,000,000		13,000,000
Interest rate derivative assets at fair value				2,000,000		1,000,000
Outstanding letters of credit				37,000,000		30,000,000
Loss on extinguishment of debt	$ (41,000,000)	$ 0			$ 22,000,000
Debt weighted average interest rate	5.80%					7.00%